Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Plant and Equipment, Net [Abstract]
PLANT AND EQUIPMENT, NET

9. PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Plant machineries	56,914,817	62,353,538	8,011,196
Motor vehicles	2,045,015	2,038,622	261,923
Office equipment	1,821,681	2,050,214	263,412
Totals	60,781,513	66,442,374	8,536,531
Less: accumulated depreciation	(38,080,729)	(39,457,565)	(5,069,517)
Plant and equipment, net	22,700,784	26,984,809	3,467,014

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were HK$3,095,572, HK$2,811,095 and HK$2,965,889 (approximately US$381,058), respectively.